Reserves (Details) - $ / shares		12 Months Ended
	Aug. 09, 2019	Jun. 30, 2021	Jun. 30, 2020
Reserves (Details) [Line Items]
Options exercisable shares (in Shares)	120,000,000	40,000,000	33,000,000
Investor issued per share		$ 0.08	$ 0.08
Share price	$ 0.02		$ 0.04
Risk-free percentage	1.07%		0.24%
Volatility percentage	59.00%		92.00%
Investors [Member]
Reserves (Details) [Line Items]
Investor issued per share		0.15
Investor one [Member]
Reserves (Details) [Line Items]
Investor issued per share		0.2
Investor two [Member]
Reserves (Details) [Line Items]
Investor issued per share		$ 25
In addition [Member]
Reserves (Details) [Line Items]
Options exercisable shares (in Shares)		30,164,690